UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
Suite 250
Houston, TX 77024-3925
(Address of principal executive offices)(zip code)

CT Corporation
155 Federal Street
Boston, MA 02110
(Name and address of agent for service)

Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Registrant’s telephone number, including area code:  (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.  Schedule of Investments

SCHEDULE OF INVESTMENTS – July 31, 2015 (Unaudited)
Commonwealth Australia / New Zealand Fund

	Shares	Value

AUSTRALIA (19.9%)

COMMON STOCKS (19.9%)
COMMERCIAL SERVICES (0.5%)
Silver Chef, Ltd.	5,377	$32,975
Slater & Gordon, Ltd.	20,609	51,519

		84,494

DIVERSIFIED FINANCIAL SERVICES (1.2%)
FlexiGroup, Ltd.	95,000	210,401

ELECTRIC (2.8%)
AGL Energy, Ltd.	36,248	441,939
ERM Power, Ltd.	33,399	52,487

		494,426

HEALTHCARE-PRODUCTS (1.5%)
Cochlear, Ltd.	4,000	266,852

HEALTHCARE-SERVICES (2.3%)
Sonic Healthcare, Ltd.	26,324	397,717

INSURANCE (4.1%)
Insurance Australia Group, Ltd.	40,867	175,942
QBE Insurance Group, Ltd.	50,660	540,630

		716,572

OIL & GAS (2.2%)
Santos, Ltd.	30,146	163,059
Woodside Petroleum, Ltd.	8,518	221,962

		385,021

RETAIL (2.2%)
Wesfarmers, Ltd.	12,385	384,275

TRANSPORTATION (3.1%)
Asciano, Ltd.	93,333	554,636

TOTAL AUSTRALIAN COMMON STOCKS
(Cost $3,476,927)		3,494,394

NEW ZEALAND (79.3%)

COMMON STOCKS (76.7%)
COAL (0.0%)
Pike River Coal, Ltd. (1) (2)	1,145,295	—

COMMERCIAL SERVICES (22.0%)
Bethunes Investments, Ltd. (1) (3)	1,021,593	17,871
Marsden Maritime Holdings, Ltd.	81,425	161,248
Port of Tauranga, Ltd.	50,000	581,886
South Port New Zealand, Ltd.	1,027,930	3,094,172

		3,855,177

DIVERSIFIED FINANCIAL SERVICES (4.2%)
Heartland New Zealand, Ltd.	934,183	727,662

ELECTRIC (4.0%)
Infratil, Ltd.	220,777	470,730
Meridian Energy, Ltd.	150,00	222,787

		693,517

ELECTRONICS (0.9%)
ikeGPS Group, Ltd. (1)	378,802	167,534

ENGINEERING & CONSTRUCTION (1.8%)
Airwork Holdings, Ltd.	50,000	109,578
Opus International Consultants, Ltd.	250,000	201,334

		310,912

HEALTHCARE-PRODUCTS (1.5%)
Ebos Group, Ltd.	35,748	257,214

HEALTHCARE-SERVICES (10.7%)
Abano Healthcare Group, Ltd.	62,824	319,325
Metlifecare, Ltd.	173,543	555,603
Ryman Healthcare, Ltd.	180,000	998,086

		1,873,014

HOLDING COMPANIES-DIVERSIFIED (1.0%)
Hellaby Holdings, Ltd.	90,000	175,259

HOME FURNISHINGS (3.0%)
Scott Technology, Ltd.	541,459	518,262

MEDIA (3.7%)
Sky Network Television, Ltd.	159,745	645,349

METAL FABRICATE/HARDWARE (0.5%)
Steel & Tube Holdings, Ltd.	50,000	93,736

OIL & GAS (6.6%)
New Zealand Oil & Gas, Ltd.	889,387	293,546
New Zealand Refining Co., Ltd. (1)	435,157	867,499

		1,161,045

REITS (3.9%)
Vital Healthcare Property Trust	625,190	689,199

RETAIL (5.5%)
Briscoe Group, Ltd.	183,520	350,104
Comvita, Ltd.	48,000	167,932
Kathmandu Holdings, Ltd.	200,000	224,437
Smiths City Group, Ltd.	651,399	219,298

		961,771

TELECOMMUNICATIONS (1.3%)
TeamTalk, Ltd.	415,473	227,634

TRANSPORTATION (6.1%)
Freightways, Ltd.	173,540	662,130
Mainfreight, Ltd.	40,000	402,667

		1,064,797

TOTAL NEW ZEALAND COMMON STOCKS
(Cost $11,379,160)		13,422,082

	Principal

CORPORATE BONDS (2.6%)
Credit Agricole SA, 5.04%, 12/29/49 (4) (5) (6)	900,000	452,109

TOTAL NEW ZEALAND CORPORATE BONDS
(Cost $469,678)		452,109

TOTAL NEW ZEALAND
(Cost $11,848,838)		13,874,191

	Shares

SHORT-TERM INVESTMENTS (0.5%)
Federated Government Obligations Fund, 0.01% (7)	84,823	84,823

TOTAL SHORT-TERM INVESTMENTS
(Cost $84,823)		84,823

TOTAL INVESTMENTS (99.7%)
(Cost $15,410,588)		17,453,408

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		44,150

NET ASSETS (100.0%)		$17,497,558

(1) Non-income producing.
(2) Security is being fair valued in accordance with the Trust’s fair valuation policies.
(3) Affiliated Investment. See Notes to Schedules of Investments.
(4) Callable.
(5) Variable Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at July 31, 2015.
(6) Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(7) Rate disclosed is the seven day yield as of July 31, 2015.

See notes to Schedules of Investments

SCHEDULE OF INVESTMENTS – July 31, 2015 (Unaudited)
Africa Fund

	Shares	Value

COMMON STOCKS (70.3%)
EGYPT (1.5%)
Global Telecom Holding SAE GDR (1)	20,000	$33,000

GUERNSEY (0.1%)
Agriterra, Ltd. (1)	210,000	1,738

SOUTH AFRICA (67.0%)
African Bank Investments, Ltd. (1) (2)	18,666	—
Anglo American Platinum, Ltd. (1)	800	16,655
AngloGold Ashanti, Ltd. ADR (1)	1,000	6,120
Astral Foods, Ltd.	4,000	52,773
Barloworld, Ltd.	4,300	30,592
Bidvest Group, Ltd.	2,167	52,743
Capitec Bank Holdings, Ltd.	2,850	104,927
Clientele, Ltd.	50,000	69,168
Combined Motor Holdings, Ltd.	15,000	19,814
Compu-Clearing Outsourcing, Ltd.	20,000	8,379
Coronation Fund Managers, Ltd.	6,500	39,821
Crookes Brothers, Ltd.	8,000	41,580
Discovery, Ltd.	9,000	96,650
Eqstra Holdings, Ltd. (1)	25,000	4,447
Exxaro Resources, Ltd.	2,000	11,843
FirstRand, Ltd.	14,300	61,879
Gold Fields, Ltd. ADR	5,000	13,800
Grindrod, Ltd.	35,000	36,991
Howden Africa Holdings, Ltd. (1)	11,000	23,913
Imperial Holdings, Ltd. ADR	1,200	16,116
Invicta Holdings, Ltd.	4,000	19,921
ISA Holdings, Ltd.	103,000	6,107
Mediclinic International, Ltd.	5,700	50,763
MTN Group, Ltd. ADR	2,600	43,498
Murray & Roberts Holdings, Ltd.	9,000	9,235
Naspers, Ltd. N Shares	400	55,967
Nedbank Group, Ltd.	3,000	59,868
Pinnacle Holdings, Ltd. (1)	20,700	19,881
PSG Group, Ltd.	10,400	163,954
RCL Foods, Ltd.	27,559	37,100
Sasol, Ltd. ADR	1,600	55,168
Shoprite Holdings, Ltd. ADR	3,600	48,348
Sovereign Food Investments, Ltd.	30,000	18,023
Standard Bank Group, Ltd. ADR	4,800	58,128
Steinhoff International Holdings, Ltd.	13,222	80,030
Tiger Brands, Ltd.	700	15,764
Value Group, Ltd.	30,000	8,182
Vodacom Group, Ltd.	3,000	34,757
Wilson Bayly Holmes-Ovcon, Ltd.	3,000	22,643

		1,515,548

UNITED KINGDOM (1.7%)
SABMiller PLC ADR	500	26,222
Tullow Oil PLC ADR	7,000	13,370

		39,592

TOTAL COMMON STOCKS
(Cost $1,744,876)		1,589,878

EXCHANGE TRADED FUNDS (24.0%)
Global X MSCI Nigeria	9,700	80,219
iShares MSCI South Africa	3,700	230,436
Market Vectors Africa Index	10,340	231,720

TOTAL EXCHANGE TRADED FUNDS
(Cost $676,766)		542,375

	Principal

SOVEREIGN BONDS (0.7%)
SOUTH AFRICA (0.7%)
South Africa Government Bond, 8.00%, 12/21/18 (3)	200,000	16,002

TOTAL SOVEREIGN BONDS
(Cost $26,392)		16,002

	Shares

SHORT-TERM INVESTMENTS (4.4%)
Federated Government Obligations Fund, 0.01% (4)	99,755	99,755

TOTAL SHORT-TERM INVESTMENTS
(Cost $99,755)		99,755

TOTAL INVESTMENTS (99.4%)
(Cost $2,547,789)		2,248,010

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)		13,099

NET ASSETS (100.0%)		$2,261,109

(1) Non-income producing.
(2) Security is being fair valued in accordance with the Trust’s fair valuation policies.
(3) Principal amount shown in South African Rand; value shown in U.S. Dollars.
(4) Rate disclosed is the seven day yield as of July 31, 2015.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

See notes to Schedules of Investments

SCHEDULE OF INVESTMENTS – July 31, 2015 (Unaudited)
Commonwealth Japan Fund

	Shares	Value

COMMON STOCKS (90.6%)
AUTO MANUFACTURERS (3.7%)
Toyota Motor Corp. ADR	1,500	$200,190

AUTO PARTS & EQUIPMENT (5.7%)
NGK Spark Plug Co., Ltd.	6,000	159,035
Sumitomo Rubber Industries, Ltd.	10,000	150,886

		309,921

BANKS (2.3%)
Mizuho Financial Group, Inc.	30,000	64,849
Nishi-Nippon City Bank, Ltd.	20,000	60,838

		125,687

BEVERAGES (3.5%)
Coca-Cola West Co., Ltd.	4,000	80,655
Kirin Holdings Co., Ltd.	7,000	107,823

		188,478

CHEMICALS (0.9%)
JSR Corp.	3,000	49,962

COMPUTERS (2.4%)
INES Corp.	5,000	49,018
Otsuka Corp.	1,500	78,791

		127,809

COSMETICS/PERSONAL CARE (2.7%)
Unicharm Corp.	6,000	144,293

DISTRIBUTION/WHOLESALE (2.4%)
Marubeni Corp.	16,000	89,079
Yamae Hisano Co., Ltd.	5,200	41,034

		130,113

DIVERSIFIED FINANCIAL SERVICES (0.9%)
Kyushu Leasing Service Co., Ltd.	13,000	46,887

ELECTRIC (1.9%)
Tohoku Electric Power Co., Inc.	7,000	102,739

ELECTRONICS (4.6%)
Hamamatsu Photonics K.K.	3,000	78,186
Hoya Corp.	4,000	169,379

		247,565

ENGINEERING & CONSTRUCTION (4.7%)
Kajima Corp.	33,000	164,022
Taihei Dengyo Kaisha, Ltd.	6,000	62,113
Takada Corp.	6,000	27,837

		253,972

ENTERTAINMENT (1.4%)
Sankyo Co., Ltd.	2,000	76,008

FOOD (0.8%)
Maxvalu Kyushu Co., Ltd.	3,000	45,943

HAND/MACHINE TOOLS (1.7%)
Meidensha Corp.	28,000	93,985

HEALTHCARE-PRODUCTS (9.8%)
Asahi Intecc Co., Ltd.	12,000	401,823
Terumo Corp.	5,000	129,100

		530,923

INSURANCE (5.8%)
Dai-ichi Life Insurance Co., Ltd.	11,000	223,843
T & D Holdings, Inc.	6,000	91,476

		315,319

LEISURE TIME (2.1%)
Shimano, Inc.	800	111,091

MACHINERY-DIVERSIFIED (2.9%)
FANUC Corp.	700	116,803
Torishima Pump Manufacturing Co., Ltd.	5,000	37,237

		154,040

REAL ESTATE (4.2%)
Mitsui Fudosan Co., Ltd.	3,000	85,412
Sumitomo Realty & Development Co., Ltd.	4,000	140,364

		225,776

REITS (2.2%)
Fukuoka REIT Corp.	70	117,763

RETAIL (2.4%)
Sugi Holdings Co., Ltd.	2,500	127,486

TRANSPORTATION (21.6%)
Daiichi Koutsu Sangyo Co., Ltd.	3,600	39,040
East Japan Railway Co.	1,500	148,263
Hankyu Hanshin Holdings, Inc.	22,000	139,170
Kawasaki Kisen Kaisha, Ltd.	30,000	67,051
Keikyu Corp.	13,000	107,097
Keio Corp.	18,000	150,030
Kintetsu World Express, Inc.	2,000	88,918
Mitsui OSK Lines, Ltd.	18,000	54,028
Nippon Express Co., Ltd.	15,000	79,396
Nishi-Nippon Railroad Co., Ltd.	10,000	49,542
Tobu Railway Co., Ltd.	18,000	86,707
Yamato Holdings Co., Ltd.	7,000	155,267

		1,164,509

TOTAL COMMON STOCKS
(Cost $3,046,188)		4,890,459

EXCHANGE TRADED FUNDS (4.1%)
iShares MSCI Japan	17,000	219,810

TOTAL EXCHANGE TRADED FUNDS
(Cost $219,956)		219,810

SHORT-TERM INVESTMENTS (6.6%)
Federated Government Obligations Fund, 0.01% (1)	356,582	356,582

TOTAL SHORT-TERM INVESTMENTS
(Cost $356,582)		356,582

TOTAL INVESTMENTS (101.3%)
(Cost $3,622,726)		5,466,851

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)		(69,315)

NET ASSETS (100.0%)		$5,397,536

(1) Rate disclosed is the seven day yield as of July 31, 2015.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trusts

See notes to Schedules of Investments

SCHEDULE OF INVESTMENTS – July 31, 2015 (Unaudited)
Commonwealth Global Fund

	Shares	Value

COMMON STOCKS (94.1%)
AUSTRALIA (3.3%)
Alumina, Ltd. ADR	60,000	$256,200
Australia & New Zealand Banking Group, Ltd. ADR	12,000	285,600

		541,800

BERMUDA (1.0%)
Maiden Holdings, Ltd.	10,000	165,400

BRAZIL (1.3%)
Vale SA ADR	40,000	210,400

CANADA (0.5%)
Encana Corp.	10,000	75,900

CHILE (2.5%)
Cia Cervecerias Unidas SA ADR	19,401	409,361

FRANCE (2.0%)
Arkema SA ADR	4,130	321,521

GERMANY (2.0%)
Siemens AG ADR	3,000	321,210

INDIA (2.3%)
HDFC Bank, Ltd. ADR	6,000	374,820

IRELAND (2.9%)
Pentair PLC	7,760	471,886

ISRAEL (2.2%)
NICE-Systems, Ltd. ADR	5,500	355,080

JAPAN (2.7%)
Nidec Corp. ADR	20,000	447,200

MEXICO (3.2%)
Grupo Televisa SA ADR	15,000	522,900

NETHERLANDS (2.5%)
Unilever NV	9,000	403,470

NORWAY (1.0%)
Gjensidige Forsikring ASA ADR	10,000	163,700

SINGAPORE (1.9%)
DBS Group Holdings, Ltd. ADR	5,071	305,426

SOUTH AFRICA (1.1%)
Shoprite Holdings, Ltd. ADR	14,000	188,020

SOUTH KOREA (3.1%)
POSCO ADR	4,800	199,296
Samsung Electronics Co., Ltd. GDR	600	304,200

		503,496

SPAIN (1.5%)
Banco Santander SA ADR	36,416	247,993

SWITZERLAND (6.2%)
Nestle SA ADR	5,750	434,700
Roche Holding AG ADR	16,000	577,760

		1,012,460

UNITED KINGDOM (13.4%)
BP PLC ADR	5,000	184,850
Centrica PLC ADR	20,000	333,800
Diageo PLC ADR	2,000	224,620
InterContinental Hotels Group PLC ADR	8,615	360,366
Old Mutual PLC ADR	15,125	409,131
Sky PLC ADR	4,000	284,960
Standard Chartered PLC	10,000	152,000
Vodafone Group PLC ADR	6,295	237,825

		2,187,552

UNITED STATES (37.5%)
AECOM (1)	8,000	246,640
AGCO Corp.	5,000	275,050
Big 5 Sporting Goods Corp.	24,000	264,240
Calpine Corp. (1)	15,000	274,500
CONMED Corp.	7,500	425,400
DENTSPLY International, Inc.	8,700	495,117
Global Power Equipment Group, Inc.	30,200	203,850
JC Penney Co., Inc. (1) (2)	22,000	181,280
KVH Industries, Inc. (1)	30,000	368,400
LifePoint Health, Inc. (1)	3,500	290,010
Miller Industries, Inc.	10,500	183,855
Momenta Pharmaceuticals, Inc. (1) (2)	20,000	434,800
MSC Industrial Direct Co., Inc., Class A	5,000	356,300
National Oilwell Varco, Inc.	8,000	337,040
NetApp, Inc.	9,000	280,350
Norfolk Southern Corp.	4,500	379,485
Northwest Natural Gas Co.	7,000	303,030
Pioneer Natural Resources Co.	1,500	190,155
Public Service Enterprise Group, Inc.	2,500	104,175
Verizon Communications, Inc.	4,071	190,482
Wells Fargo & Co.	6,000	347,220

		6,131,379

TOTAL COMMON STOCKS
(Cost $12,136,447)		15,360,974

PREFERRED STOCKS (3.9%)
UNITED STATES (3.9%)
HSBC USA, Inc., Series F, 3.50%, Callable 8/30/15 (3) (4)	18,000	402,120
HSBC USA, Inc., Series G, 4.00%, Callable 8/30/15 (3) (4)	10,000	239,200

TOTAL PREFERRED STOCKS
(Cost $467,195)		641,320

EXCHANGE TRADED FUNDS (1.5%)

UNITED STATES (1.5%)
iShares MSCI All Country Asia ex Japan	4,000	237,080

TOTAL EXCHANGE TRADED FUNDS
(Cost $254,900)		237,080

	Contracts

CALL OPTIONS (0.3%)
UNITED STATES (0.3%)
Halliburton Co., Strike Price: $40.00, Expiration 1/20/2017 (1)	60	38,400
iShares MSCI Japan ETF, Strike Price: $14.00, Expiration 1/15/2016 (1)	150	2,550
iShares MSCI Japan ETF, Strike Price: $15.00, Expiration 1/20/2017 (1)	150	2,850
Tenaris SA, Strike Price: $25.00, Expiration 9/18/2015 (1)	36	4,500

TOTAL CALL OPTIONS
(Cost $65,134)		48,300

	Shares

SHORT-TERM INVESTMENTS (1.6%)
Federated Government Obligations Fund, 0.01% (5)	266,215	266,215

TOTAL SHORT-TERM INVESTMENTS
(Cost $266,215)		266,215

TOTAL INVESTMENTS (101.4%)
(Cost $13,189,891)		16,553,889

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)		(229,749)

NET ASSETS (100.0%)		$16,324,140

(1) Non-income producing.
(2) Subject to call options written
(3) Callable.
(4) Floating Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at July 31, 2015.
(5) Rate disclosed is the seven day yield as of July 31, 2015.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

PLC — Public Limited Company

See notes to Schedules of Investments

SCHEDULE OF INVESTMENTS – July 31, 2015 (Unaudited)
Commonwealth Real Estate Securities Fund

	Shares	Value

COMMON STOCKS (97.5%)
BANKS (3.0%)
Lloyds Banking Group PLC ADR	21,000	$110,460
Regions Financial Corp.	18,000	187,020

		297,480

BUILDING MATERIALS (9.8%)
Cemex SAB de CV ADR (1)	26,605	226,142
CRH PLC ADR	3,000	89,130
James Hardie Industries PLC ADR	5,000	348,000
Lafarge SA ADR	5,000	73,850
Martin Marietta Materials, Inc.	1,430	224,253

		961,375

ENGINEERING & CONSTRUCTION (4.4%)
Grupo Aeroportuario del Sureste SAB de CV ADR	1,300	194,493
Kajima Corp. ADR	2,000	99,220
Stuart Olson, Inc.	30,000	134,100

		427,813

HOME BUILDERS (3.3%)
MDC Holdings, Inc. (2)	5,000	149,300
Toll Brothers, Inc. (1)	4,500	175,140

		324,440

LODGING (7.8%)
InterContinental Hotels Group PLC ADR	5,414	226,468
Marriott International, Inc., Class A (2)	5,035	365,591
Ryman Hospitality Properties, Inc.	3,024	172,912

		764,971

REAL ESTATE (7.2%)
Farmland Partners, Inc.	9,205	101,255
Gafisa SA ADR (1)	12,000	17,520
IRSA Inversiones y Representaciones SA ADR	5,046	85,328
IRSA Propiedades Comerciales SA ADR	5,650	172,325
Lend Lease Group ADR	1,900	21,603
WP Carey, Inc.	5,000	305,950

		703,981

REITS-APARTMENTS (8.2%)
AvalonBay Communities, Inc.	1,347	232,142
Boardwalk Real Estate Investment Trust	1,500	65,850
Campus Crest Communities, Inc.	11,000	62,700
Equity Residential (2)	3,200	239,392
Essex Property Trust, Inc. (2)	900	202,419

		802,503

REITS-DIVERSIFIED (6.6%)
British Land Co. PLC ADR	9,000	117,450
Gladstone Land Corp.	9,700	97,291
Vornado Realty Trust	1,207	117,743
Washington Real Estate Investment Trust	6,000	161,040
Weyerhaeuser Co.	5,000	153,450

		646,974

REITS-HEALTH CARE (4.5%)
HCP, Inc.	2,000	77,280
Health Care REIT, Inc.	2,500	173,425
Ventas, Inc.	2,750	184,498

		435,203

REITS-HOTELS (6.9%)
Host Hotels & Resorts, Inc.	7,717	149,555
LaSalle Hotel Properties	9,600	319,392
Pebblebrook Hotel Trust	5,000	203,500

		672,447

REITS-OFFICE PROPERTY (10.8%)
Alexandria Real Estate Equities, Inc.	2,000	185,420
BioMed Realty Trust, Inc.	6,000	129,240
Boston Properties, Inc.	2,500	308,200
Douglas Emmett, Inc.	3,000	87,930
SL Green Realty Corp.	3,000	345,420

		1,056,210

REITS-REGIONAL MALLS (2.0%)
Simon Property Group, Inc.	500	93,610
Tanger Factory Outlet Centers, Inc.	3,000	97,440

		191,050

REITS-SHOPPING CENTERS (3.5%)
Acadia Realty Trust	4,985	159,420
Brixmor Property Group, Inc.	5,000	122,350
Westfield Corp. ADR	4,000	59,000

		340,770

REITS-SINGLE TENANT (1.5%)
National Retail Properties, Inc.	4,000	148,680

REITS-STORAGE (3.8%)
Extra Space Storage, Inc.	5,100	374,952

REITS-WAREHOUSE/INDUSTRIES (1.8%)
EastGroup Properties, Inc.	3,000	180,600

RETAIL (4.0%)
Kingfisher PLC ADR	20,000	225,600
Luby’s, Inc. (1)	32,994	160,021

		385,621

SAVINGS & LOANS (3.5%)
Georgetown Bancorp, Inc.	10,002	184,037
Harleysville Savings Financial Corp.	8,675	159,620

		343,657

TELECOMMUNICATIONS (4.9%)
American Tower Corp., Class A	2,500	237,775
SBA Communications Corp., Class A (1)	2,000	241,440

		479,215

TOTAL COMMON STOCKS
(Cost $6,778,930)		9,537,942

EXCHANGE TRADED FUNDS (1.9%)
Guggenheim China Real Estate	8,500	186,829

TOTAL EXCHANGE TRADED FUNDS
(Cost $144,153)		186,829

	Contracts

CALL OPTION (0.4%)
Lennox International, Inc., Strike Price: $90.00, Expiration 12/18/2015 (1)	17	44,710

TOTAL CALL OPTIONS
(Cost $31,074)		44,710

	Shares

SHORT-TERM INVESTMENTS (0.5%)
Federated Government Obligations Fund, 0.01% (3)	46,807	46,807

TOTAL SHORT-TERM INVESTMENTS
(Cost $46,807)		46,807

TOTAL INVESTMENTS (100.3%)
(Cost $7,000,964)		9,816,288

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(31,307)

NET ASSETS (100.0%)		$9,784,981

(1) Non-income producing.
(2) Subject to call options written
(3) Rate disclosed is the seven day yield as of July 31, 2015.

ADR — American Depositary Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

See notes to Schedules of Investments

Federal Tax Information

At October 31, 2014, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

Gross unrealized appreciation	$6,646,967	$254,966	$1,430,392	$4,784,663	$3,294,547
Gross unrealized depreciation	(2,160,032)	(240,243)	(126,393)	(305,161)	(369,764)

Net unrealized appreciation on investments	$4,486,935	$14,723	$1,303,999	$4,479,502	$2,924,783

Tax cost of investments	$15,528,422	$2,459,602	$3,579,732	$12,060,360	$6,673,065

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (“PFICs”).

Affiliated Investment

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Commonwealth Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended July 31, 2015, appears below:

							Change in
	Percentage	Shares	Shares	Value	Cost of	Cost of	Appreciation	Value	Dividend	Realized
Security Held	of Ownership	10/31/14	7/31/15	10/31/14	Purchases	Sales	(Depreciation)	7/31/15	Income	Gain (Loss)

Bethunes Investments, Ltd.*	8.01%	1,021,593	1,021,593	$338,434	$-	$-	($320,563)	$17,871	$-	$-

* Effective 7/17/2015 Mowbray Collectables, Ltd. changed its name to Bethunes Investments, Ltd.

A) Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500 Futures, Tokyo close to New York close. In the Africa Fund, the measure is based on a comparison between the S&P 500 Futures, London close to New York close.

B) Fair Value Measurements – In accordance with accounting principles accepted in the United States of America (“GAAP”), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks, exchange traded funds and short term investments . Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Investments in other open-end registered investment companies are valued at net asset value. Short term investments may be valued using amortized cost which approximates fair value. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased options. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2015:

	Australia/New Zealand Fund

	Level 1	Level 2	Level 3	Total

Security Type
Common Stocks*	$16,898,605	$17,871	$-	$16,916,476
Corporate Bonds	452,109	-	-	452,109
Short Term Investments	84,823	-	-	84,823

Total	$17,435,537	$17,871	$-	$17,453,408

	Africa Fund

	Level 1	Level 2	Level 3 **	Total

Security Type
Common Stocks	$1,589,878	$-	$-	$1,589,878
Exchange Traded Funds	542,375	-	-	542,375
Sovereign Bonds	16,002	-	-	16,002
Short Term Investments	99,755	-	-	99,755

Total	$2,248,010	$-	$-	$2,248,010

	Japan Fund

	Level 1	Level 2	Level 3	Total

Security Type
Common Stocks*	$4,890,459	$-	$-	$4,890,459
Exchange Traded Funds	219,810	-	-	219,810
Short Term Investments	356,582	-	-	356,582

Total	$5,466,851	$-	$-	$5,466,851

	Global Fund

	Level 1	Level 2	Level 3	Total

Security Type
Common Stocks*	$15,360,974	$-	$-	$15,360,974
Preferred Stocks*	641,320	-	-	641,320
Exchange Traded Funds	237,080	-	-	237,080
Call Options	2,550	45,750	-	48,300
Short Term Investment	266,215	-	-	266,215

Total	$16,508,139	$45,750	$-	$16,553,889

	Real Estate Securities Fund

	Level 1	Level 2	Level 3	Total

Security Type
Common Stocks*	$8,882,410	$655,532	$-	$9,537,942
Exchange Traded Funds	186,829	-	-	186,829
Call Options	-	44,710	-	44,710
Short Term Investments	46,807	-	-	46,807

Total	$9,116,046	$700,242	$-	$9,816,288

*	All sub-categories within Common and Preferred Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.
**
Due to the halt in trading of the South Africa Bank security held in the Africa Fund, management has determined the fair value of this holding to be $0, resulting in a Level 3 security held as of July 31, 2015.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts.

	Other Financial Instruments at Value

Fund	Level 1	Level 2	Level 3	Total

Global Fund
Written Options	$(3,520)	$(190,000)	$-	$(193,520)
Real Estate Securities Fund
Written Options	$(27,192)	$(7,210)	$-	$(34,402)

It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period. As described under A) Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. During the period ended July 31, 2015, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund, Africa Fund and Japan Fund were fair valued. On October 31, 2014 and July 31, 2015, conditions were not met requiring securities to be fair valued and were therefore categorized in Level 1.

The Commonwealth Global Fund held an equity security that at October 31, 2014, due to the absence of trading activity was valued at the mean between the bid and ask price and categorized in Level 2. On July 31, 2015, the security was valued based on an exchange traded closing price and was classified in Level 1. The following is a reconciliation of transfers between category levels from October 31, 2014 to July 31, 2015:

Global Fund

Transfers into Level 1	$409,131
Transfers out of Level 1	$-

Net Transfers in (out) of Level 1	$409,131

Transfers into Level 2	$-
Transfers out of Level 2	$(409,131)

Net Transfers in (out) of Level 2	$(409,131)

C) Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

The following is a summary of the written option activity:

	Global Fund		Real Estate Securities Fund

	Number	Premiums	Number	Premium
Contracts	of Contracts	Received	of Contracts	Received

Outstanding @ 10/31/2014	115	$31,129	50	$24,899
Call Options written	620	67,533	91	31,428
Call Options expired	-	-	-	-
Call Options exercised	(65)	(19,220)	-	-
Call Options closed	(250)	(29,509)	-	-

Outstanding @ 7/31/2015	420	$49,933	141	$56,327

At July 31, 2015, the Global Fund had the following outstanding written options:

		Expiration	Exercise	Number of		Unrealized
Contracts	Type	Date	Price	Contracts	Value	Appreciation (Depreciation)

JC Penney Co., Inc.	Call	8/21/2015	$9.00	220	$3,520	$13,664
Momenta Pharmaceuticals, Inc.	Call	9/18/2015	$13.00	200	$190,000	$(157,251)

Total				420	$193,520	$(143,587)

At July 31, 2015, the Real Estate Securities Fund had the following outstanding written options:

		Expiration	Exercise	Number of		Unrealized
Contracts	Type	Date	Price	Contracts	Value	Appreciation (Depreciation)

Equity Residential	Call	10/16/2015	$75.00	32	$8,192	$4,884
Essex Property Trust, Inc.	Call	10/16/2015	$220.00	4	$4,760	$752
Essex Property Trust, Inc.	Call	10/16/2015	$230.00	5	$2,450	$1,790
Marriott Intl, Inc.	Call	1/15/2016	$77.50	50	$10,250	$14,649
MDC Holdings, Inc.	Call	1/15/2016	$30.00	50	$8,750	$(150)

Total				141	$34,402	$21,925

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Commonwealth International Series Trust

/s/ Robert W. Scharar

By: Robert W. Scharar
President
September 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar

By: Robert W. Scharar
President
September 18, 2015

/s/ Terrance P. Gallagher

By: Terrance P. Gallagher
Treasurer
September 18, 2015